Stock-Based Compensation (Detail Textuals 1) - Douglas Cesario, CFO - Restricted Stock Agreements - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,195,073
Exercise Price	$ 0.25
Fair market value of stock options	$ 200,172
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Description of stock option agreement	The options vest 25% on July 23, 2018, and the remaining 75% vest 1/33 on each of the next 33 months thereafter.
Options exercised		434,572
Aggregate intrinsic value of the awards exercisable		$ 67,359
Options vested		1,195,073
Aggregate intrinsic value of the awards expected to vest		$ 185,236
Remaining contractual life		9 years 6 months 26 days